ACCOUNTS RECEIVABLE, NET	6 Months Ended
Sep. 30, 2025
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable from third-party customers, net, consist of the following:

	September 30,	March 31,
	2025	2025
	(Unaudited)
Accounts receivable, third-party customers	$26,921,268	$18,259,749
Less: allowance for doubtful account	(861,117)	(653,470)
Accounts receivable from third-party customers, net	$26,060,151	$17,606,279

Approximately 67.5% of the March 31, 2025 gross accounts receivable balance has been collected. Approximately $6.6 million or 28.1% of the September 30, 2025 gross accounts receivable balance has been subsequently collected and the remaining balance is expected to be collected by March 2026.

The following table summarizes the Company’s outstanding gross accounts receivable and subsequent collection by aging bucket:

	Balance as of	Subsequent	% of subsequent
Accounts receivable by aging bucket	September 30, 2025	collection	collection
Less than 6 months	$23,598,869	$5,951,392	25.2%
From 7 to 9 months	2,682,365	1,600,598	59.7%
From 10 to 12 months	18,729	—	0.0%
Over 1 year	621,305	3	0.0%
Total gross accounts receivable	$26,921,268	$7,551,993	28.1%

	Balance as of	Subsequent	% of subsequent
Accounts receivable by aging bucket	March 31, 2025	collection	collection
Less than 6 months	$17,650,236	$12,331,018	69.9%
From 7 to 9 months	18,586	—	0.0%
From 10 to 12 months	—	—	0.0%
Over 1 year	590,927	—	0.0%
Total gross accounts receivable	$18,259,749	$12,331,018	67.5%

Allowance for doubtful accounts movement is as follows:

	September 30,	March 31,
	2025	2025
	(Unaudited)
Beginning balance	$653,470	$382,731
Additions	192,977	274,115
Bad debt recovery	—	—
Foreign currency translation adjustments	14,670	(3,376)
Ending balance	$861,117	$653,470